SCHEDULE OF REVENUE BY RECOGNITION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Total	$ 521,241	$ 895,978	$ 1,277,066
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	232,556	392,918	932,690
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	$ 288,685	$ 503,060	$ 344,376